Stockholders' Equity - Schedule of Common Stock Reserved for Future Issuances (Detail) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Total common stock reserved for future issuances	744,530,269	164,090,744	124,539,703
New Ginkgo Earn-out shares [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuances	188,865,133
Warrants To Purchase Class A Common Stock [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuances	51,824,925
Warrant [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuances		1,020,187	1,020,187
2021 Incentive Award Plan [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuances	200,386,956
2021 Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuances	20,000,000
2014 Stock Incentive Plan
Class of Stock [Line Items]
Total common stock reserved for future issuances		4,783,479	18,122,760
Stock Options [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuances	29,199,113
Stock Options [Member] | 2008 Stock Incentive Plan
Class of Stock [Line Items]
Total common stock reserved for future issuances		33,354,871	35,276,812
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuances	254,254,142
Restricted Stock Units (RSUs) [Member] | 2014 Stock Incentive Plan
Class of Stock [Line Items]
Total common stock reserved for future issuances		124,932,207	70,119,944